Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$49,295,698.65	0.4253663	$38,362,729.96	0.3310271	$10,932,968.69
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$126,245,698.65	0.1107574	$115,312,729.96	0.1011657	$10,932,968.69

Weighted Avg. Coupon (WAC)	3.40%		3.43%
Weighted Avg. Remaining Maturity (WARM)	19.76		18.94
Pool Receivables Balance	$146,903,365.48		$135,587,267.74
Remaining Number of Receivables	25,257		24,534

Adjusted Pool Balance	$143,472,502.99		$132,539,534.30

III. COLLECTIONS

Principal:
Principal Collections	$11,119,624.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$201,239.13
Total Principal Collections	$11,320,864.02

Interest:
Interest Collections	$418,056.25
Late Fees & Other Charges	$33,490.79
Interest on Repurchase Principal	$-
Total Interest Collections	$451,547.04

Collection Account Interest	$9,336.86
Reserve Account Interest	$2,351.06
Servicer Advances	$-

Total Collections	$11,784,098.98

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$11,784,098.98
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,784,098.98

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$122,419.47	$-	$122,419.47	$122,419.47
	Collection Account Interest					$9,336.86
	Late Fees & Other Charges					$33,490.79
Total due to Servicer						$165,247.12

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$54,225.27		$54,225.27

	Total Class A interest:		$54,225.27		$54,225.27	$54,225.27

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$11,429,349.59

9.	Regular Principal Distribution Amount:					$10,932,968.69

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$10,932,968.69
	Class A Notes Total:		$10,932,968.69		$10,932,968.69
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,932,968.69		$10,932,968.69

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					496,380.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,430,862.49
Beginning Period Amount	$3,430,862.49
Current Period Amortization	$383,129.05
Ending Period Required Amount	$3,047,733.44
Ending Period Amount	$3,047,733.44
Next Distribution Date Required Amount	$2,690,201.30

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	44
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.01%	13.00%	13.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.16%	24,083	96.82%	$131,277,835.97
30 - 60 Days	1.43%	351	2.44%	$3,303,327.29
61 - 90 Days	0.33%	80	0.60%	$810,943.55
91-120 Days	0.08%	20	0.14%	$195,160.93
121 + Days	0.00%	0	0.00%	$-
Total		24,534		$135,587,267.74

Delinquent Receivables 30+ Days Past Due
Current Period	1.84%	451	3.18%	$4,309,431.77
1st Preceding Collection Period	1.67%	421	2.86%	$4,200,582.78
2nd Preceding Collection Period	1.73%	451	2.95%	$4,709,864.35
3rd Preceding Collection Period	1.58%	426	2.66%	$4,566,421.79
Four-Month Average	1.70%		2.91%

Repossession in Current Period		9		$74,443.64
Repossession Inventory		52		$63,674.76

Current Charge-Offs
Gross Principal of Charge-Offs				$196,472.85
Recoveries				$(201,239.13)
Net Loss				$(4,766.28)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.04%

Average Pool Balance for Current Period				$141,245,316.61

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.04%
1st Preceding Collection Period				0.52%
2nd Preceding Collection Period				-0.12%
3rd Preceding Collection Period				-0.37%
Four-Month Average				0.00%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		21	2,153	$31,634,865.27
Recoveries		25	1,953	$(18,398,219.81)
Net Loss				$13,236,645.46
Cumulative Net Loss as a % of Initial Pool Balance				1.11%

Net Loss for Receivables that have experienced a Net Loss *		14	1,761	$13,313,779.29
Average Net Loss for Receivables that have experienced a Net Loss				$7,560.35

Principal Balance of Extensions				$1,784,153.00
Number of Extensions				199

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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